Investment Strategy - SonicShares Global Shipping ETF	Jul. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2021 and is administered by Solactive AG (the “Index Provider”).

Solactive Global Shipping Index

The Index is a rules-based index that seeks to provide exposure to a global portfolio of companies identified as being engaged in the water transportation industry, as described in more detail below.

The Index’s initial investable universe consists of equity securities and depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) of companies listed on exchanges in Australia, Brazil, Canada, Hong Kong, Israel, Japan, Mexico, New Zealand, Norway, Republic of South Korea, Singapore, Switzerland, United Kingdom, United States of America, or any member country of the European Union. To qualify for initial inclusion in the Index, companies must have a minimum market capitalization of $250 million and a minimum three-month average daily traded volume of $1 million.

To further qualify for inclusion in the Index, companies that meet the initial criteria are classified to identify those companies within one of the following sub-industries, according to the FactSet Revere Business and Industry Classification System (“FactSet RBICS”) (hereinafter, “Global Shipping Companies”):

●	Container Deep Sea and Offshore Shipping: Companies that transport goods in containers, including roll on/roll off vessels, which are designed to accommodate cargo driven directly aboard, such as autos and trucks/trailers;

●	Multi-Type Deep Sea and Offshore Shipping: Companies that transport dry bulk (e.g. coal, iron-ore, grain and fertilizer) and other non-petroleum cargo across oceans;

●	Dry Bulk Deep Sea and Offshore Shipping: Companies that transport a variety of dry bulk, including coal, grain, ore and fertilizer;

●	Crude Oil Transportation: Companies that transport crude oil;

●	Liquid Natural Gas Transportation: Companies that operate fleets which transport liquid natural gas;

●	Refined Petroleum and Other Liquid Transportation: Companies that transport refined petroleum products, including gasoline, diesel, liquid petroleum gas), as well as other non-petroleum liquids, such as edible oils; or

●	Multi-Type Petroleum Transportation: Companies that transport petroleum products using barges or very large crude carriers.

FactSet RBICS is a comprehensive structured taxonomy designed to offer precise classification of global companies. For a company to be included in a FactSet RBICS sub-industry, the company must derive 50% or more of its revenue from such sub-industry.

The Index is reconstituted three Thursdays prior to the third Friday of June and of December (or the next business day if this falls on a non-business day) (the “Selection Day”) and adjustments are made on the third Friday of June and of December (or the next business day if this falls on a non-business day). At the time of each reconstitution, the component securities that make up the Index (the “Index Components”) are weighted whereby each of the eight largest components by market capitalization will be assigned an Index weight of 5%. The remaining Index Components are weighted based on their market capitalizations as well as average daily trading volume, subject to a maximum Index weight of 4% for each component.

The weights of the Index Components are determined on the Selection Day and such weights float with the price of the components from the Selection Day forward until the next Selection Day.

An Index Component will be removed from the Index if, on Selection Day, it does not have a market capitalization of at least $125 million.

As of June 30, 2025, the Index was comprised of 47 components and companies in the water transportation industry comprised 100% of the Index.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the Index Components.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Global Shipping Companies, as defined above.

The Fund will concentrate its investments in a particular industry or group of industries (i.e., hold more than 25% of its total assets in the securities of a particular industry or group of related industries) to approximately the same extent as the Index is so concentrated.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index Components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the Index Components whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index Component becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund, but not to the Index).

The Fund also may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not Index Components to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Global Shipping Companies, as defined above.